Consolidated VIE Included in Accompanying Consolidated Financial Statements (Parenthetical) (Detail) In Thousands, unless otherwise specified												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)		Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary 21Vianet China and SZ Zhuoaiyi USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary 21Vianet China and SZ Zhuoaiyi CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary 21Vianet China and SZ Zhuoaiyi CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary 21Vianet China and SZ Zhuoaiyi CNY
Variable Interest Entity [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 90	547	$ 56	341	2,121	$ 90		547		341
Amount due to inter-companies						104,854	[1]	634,755	[1]	499,087	[1]	2,460	14,892	0
Amount paid to inter-companies												$ 1,639	9,924	4,224	0

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payable of nil and RMB14,892 (US$2,460) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2012 and 2013, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were nil, RMB4,224 and RMB9,924 (US$1,639) for the years ended December 31, 2011, 2012 and 2013, respectively.